TRUST ACCOUNT AND FAIR VALUE MEASUREMENTS (Details Narrative)	12 Months Ended
May 31, 2018 USD ($)
Trust Account And Fair Value Measurements Details Narrative Abstract
Interest to pay working capital expenses	$ 600,000